Investment Securities, Concentrations (Details) - Stockholders' Equity [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Corporate Bonds [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized cost	$ 80,150
Fair value	78,052
Federal National Mortgage Association [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized cost	165,146
Fair value	149,532
Federal Home Loan Mortgage Corporation [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized cost	103,230
Fair value	$ 95,243